Leases (Details) - Schedule of Future Lease Payments	6 Months Ended
	Jun. 30, 2024 USD ($)
Schedule of Future Lease Payments [Abstract]
Balance at beginning	$ 1,454,186
Additions	100,578
Interest expenses	67,876	[1]
Lease payments	(214,180)	[1]
Effects of currency translation	(42,724)
Balance at ending	$ 1,365,736

[1]	Payment of lease obligation under financing activities is $146,304, excluding interest expense.